Components of other comprehensive loss (Tables)	9 Months Ended
Sep. 30, 2023
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Summary of Movement on the Components of the Other Comprehensive Loss
The movement on the components of the other comprehensive income for the nine-month periods ended September 30, 2023 and 2022 is as follows:

	2023		2022
Controlling interest:
Unrealized loss on equity investments at fair value, net of deferred taxes	Ps.	(3,630,663)	Ps.	(5,699,392)
Translation effect of foreign entities		(25,259,730)		(23,903,935)
Translation effect by discontinued operations		—		(1,750,472)
Remeasurement of defined benefit plan, net of deferred taxes		—		294,922
Non-controlling interest of the items above		(2,254,566)		(4,679,057)

Other comprehensive loss	Ps.	(31,144,959)	Ps.	(35,737,934)